Organization and Principal Activities - Schedule of Subsidiaries (Details)	12 Months Ended
Dec. 31, 2024
ICONIQ [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Mar. 11, 2021
Place of Incorporation	Cayman Islands
Percentage of ownership	100.00%
Principal Activities	Investment holding
FZCO [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Mar. 22, 2022
Place of Incorporation	Dubai
Percentage of ownership	100.00%
Principal Activities	Business management, operations, commercialization
NWTN Technology USA INC. [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Oct. 20, 2022
Place of Incorporation	USA
Percentage of ownership	100.00%
Principal Activities	Investment holding
NWTN Automobile Cars Trading Sole Proprietary LLC [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Feb. 23, 2023
Place of Incorporation	Dubai
Percentage of ownership	100.00%
Principal Activities	Vehicle wholesale and retail
NWTN Technologies Industries Solo Proprietorship L.L.C. [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Nov. 22, 2022
Place of Incorporation	Dubai
Percentage of ownership	100.00%
Principal Activities	Business management, operations, commercialization
ICONIQ Motors Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Mar. 24, 2021
Place of Incorporation	British Virgin Islands
Percentage of ownership	100.00%
Principal Activities	Investment holding
ICONIQ Global Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Apr. 28, 2021
Place of Incorporation	Hong Kong, PRC
Percentage of ownership	100.00%
Principal Activities	Investment holding
Suez Top Ventures Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Nov. 25, 2021
Place of Incorporation	Hong Kong, PRC
Percentage of ownership	100.00%
Principal Activities	Investment holding
ICONIQ (Tianjin) Investment Co. Ltd (“WFOE”) [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Jul. 15, 2021
Place of Incorporation	PRC
Percentage of ownership	100.00%
Principal Activities	Investment holding
ICONIQ (Tianjin) Motors Co., Ltd. [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Aug. 11, 2021
Place of Incorporation	PRC
Percentage of ownership	100.00%
Principal Activities	Investment holding
NWTN (Zhejiang) Motors Limited (“NWTN Zhejiang”) [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Jun. 14, 2022
Place of Incorporation	PRC
Percentage of ownership	100.00%
Principal Activities	Business management, operations, commercialization
NWTN Smart Motors Shenzhen New Technology Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Dec. 30, 2022
Place of Incorporation	PRC
Percentage of ownership	100.00%
Principal Activities	Technology development
Tianqi Group [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Sep. 05, 2016
Place of Incorporation	PRC
Percentage of ownership	95.88%
Principal Activities	Design and technology development
Shanghai Zunyu Automobile Sales Co., Ltd. (“Shanghai Zunyu”) [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Dec. 27, 2014
Place of Incorporation	PRC
Percentage of ownership	99.31%
Principal Activities	Vehicle wholesale and retail
Shanghai ICONIQ New Energy Development Co., Ltd. (“Shanghai ICONIQ”) [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Apr. 25, 2014
Place of Incorporation	PRC
Percentage of ownership	95.88%
Principal Activities	Technology development
Tianjin Tianqi New Energy Automobile Co., Ltd. (“Tianjin Tianqi”) [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Dec. 07, 2018
Place of Incorporation	PRC
Percentage of ownership	95.88%
Principal Activities	Technology development
East Stone [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Aug. 09, 2018
Place of Incorporation	BVI
Percentage of ownership	100.00%
Principal Activities	Investment holding